Supplement dated March 4, 2019 to the Wilmington Funds Prospectus dated August 31, 2018 (the “Prospectus”)

Effective March 4, 2019, the information in the Prospectus with respect to each of Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Termination

Effective March 4, 2019, Stephen P. Winterstein of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of each of the Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund. Accordingly, all references to Mr. Winterstein in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated March 4, 2019 to the Wilmington Funds Statement of Additional Information dated August 31, 2018 (the “SAI”)

Effective March 4, 2019, the information in the SAI with respect to each of Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Termination

Effective March 4, 2019, Stephen P. Winterstein of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of each of the Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund. Accordingly, all references to Mr. Winterstein in the SAI are hereby deleted.

Please keep this Supplement for future reference.